Earnings (Loss) Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Summary of Basic and Diluted Net Loss Per Share

Basic and diluted loss per share attributable to common stockholders was calculated as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Numerator:
Net loss	$(12,513)	$(24,739)	$(18,216)	$(43,325)
Accretion of redeemable convertible preferred stock to redemption value	—	(82,365)	(37,934)	(116,126)
Accretion of noncontrolling interest put option to redemption value	(85)	(96)	(173)	(190)
Net loss attributable to common stockholders	$(12,598)	$(107,200)	$(56,323)	$(159,641)
Denominator:
Weighted average common shares outstanding, basic and diluted	72,423,043	5,589,728	67,609,838	5,592,911
Net loss per share, basic and diluted	$(0.17)	$(19.18)	$(0.83)	$(28.54)

			For the Period from
			February 14, 2020
			(Inception) Through
	Year Ended December 31,		December 31,
	2021		2020
	Class A	Class B	Class A	Class B
Basic and diluted net loss per common share
Numerator:
Allocation of net loss, as adjusted	$(10,318,466)	$(2,579,616)	$(10,719,238)	$(4,575,622)
Denominator:
Basic and diluted weighted average stock outstanding	27,600,000	6,900,000	15,218,692	6,496,262
Basic and diluted net loss per common share	$(0.37)	$(0.37)	$(0.70)	$(0.70)

Schedule of Earnings Per Share, Basic and Diluted

Basic and diluted loss per share attributable to common stockholders was calculated as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Numerator:
Net loss	$(12,513)	$(24,739)	$(18,216)	$(43,325)
Accretion of redeemable convertible preferred stock to redemption value	—	(82,365)	(37,934)	(116,126)
Accretion of noncontrolling interest put option to redemption value	(85)	(96)	(173)	(190)
Net loss attributable to common stockholders	$(12,598)	$(107,200)	$(56,323)	$(159,641)
Denominator:
Weighted average common shares outstanding, basic and diluted	72,423,043	5,589,728	67,609,838	5,592,911
Net loss per share, basic and diluted	$(0.17)	$(19.18)	$(0.83)	$(28.54)

			For the Period from
			February 14, 2020
			(Inception) Through
	Year Ended December 31,		December 31,
	2021		2020
	Class A	Class B	Class A	Class B
Basic and diluted net loss per common share
Numerator:
Allocation of net loss, as adjusted	$(10,318,466)	$(2,579,616)	$(10,719,238)	$(4,575,622)
Denominator:
Basic and diluted weighted average stock outstanding	27,600,000	6,900,000	15,218,692	6,496,262
Basic and diluted net loss per common share	$(0.37)	$(0.37)	$(0.70)	$(0.70)

Schedule of Anti-Dilutive shares for computation of diluted net loss per share attributable to common stockholders

	June 30,
	2022	2021
Convertible preferred stock	—	48,566,655
Warrants on convertible preferred stock	—	1,836,429
Options and RSUs to acquire common stock	20,000,493	13,624,593
Warrants on common stock	24,333,365	1,353,062
Earnout shares	—	—
Total	44,333,858	65,380,739

Schedule of Anti-dilutive Securities Excluded from Computation of Net Loss Per Share

	June 30,
	2022	2021
Convertible preferred stock	—	48,566,655
Warrants on convertible preferred stock	—	1,836,429
Options and RSUs to acquire common stock	20,000,493	13,624,593
Warrants on common stock	24,333,365	1,353,062
Earnout shares	—	—
Total	44,333,858	65,380,739

Gelesis
Earnings Per Share [Abstract]
Summary of Basic and Diluted Net Loss Per Share

	December 31,
	2021	2020
Numerator:
Net loss	$(93,347)	$(25,905)
Accretion of redeemable convertible preferred stock to redemption value	(94,134)	(11,372)
Accretion of noncontrolling interest put option to redemption value	(376)	(567)
Net loss attributable to common stockholders	$(187,857)	$(37,844)
Denominator:
Weighted average common shares outstanding, basic and diluted	2,204,486	2,149,182
Net loss per share, basic and diluted	$(85.22)	$(17.61)

Schedule of Earnings Per Share, Basic and Diluted

	December 31,
	2021	2020
Numerator:
Net loss	$(93,347)	$(25,905)
Accretion of redeemable convertible preferred stock to redemption value	(94,134)	(11,372)
Accretion of noncontrolling interest put option to redemption value	(376)	(567)
Net loss attributable to common stockholders	$(187,857)	$(37,844)
Denominator:
Weighted average common shares outstanding, basic and diluted	2,204,486	2,149,182
Net loss per share, basic and diluted	$(85.22)	$(17.61)

Schedule of Anti-Dilutive shares for computation of diluted net loss per share attributable to common stockholders

	December 31,
	2021	2020
Convertible preferred stock	18,736,936	18,446,525
Warrants on convertible preferred stock	708,493	1,021,466
Options and RSUs to acquire common stock	5,203,174	5,074,547
Warrants on common stock	522,009	522,009
Total	25,170,612	25,064,547

Schedule of Anti-dilutive Securities Excluded from Computation of Net Loss Per Share

	December 31,
	2021	2020
Convertible preferred stock	18,736,936	18,446,525
Warrants on convertible preferred stock	708,493	1,021,466
Options and RSUs to acquire common stock	5,203,174	5,074,547
Warrants on common stock	522,009	522,009
Total	25,170,612	25,064,547